General and Administrative Expenses - Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of General And Administrative Expenses [Line Items]
Total general and administrative expense	$ 9,833	$ 6,907
Corporate administration
Disclosure Of General And Administrative Expenses [Line Items]
Total general and administrative expense	7,090	4,466
Share-based compensation
Disclosure Of General And Administrative Expenses [Line Items]
Total general and administrative expense	1,970	1,543
Depreciation
Disclosure Of General And Administrative Expenses [Line Items]
Total general and administrative expense	$ 773	$ 898